UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders are attached herewith.

Semi-Annual Report
February 28, 2023
SSGA Funds
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Financial Statements (Unaudited)	7
Financial Highlights (Unaudited)	11
Notes to Financial Statements (Unaudited)	15
Other Information (Unaudited)	23
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2023

Description	% of Net Assets
Shell PLC	2.5%
Novartis AG	2.2
BHP Group, Ltd.	1.9
BP PLC	1.8
Sanofi	1.5
TOTAL	9.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
1

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 10.3%
Aurizon Holdings, Ltd.	377,164	$ 840,057
Austal, Ltd.	25,059	30,521
BHP Group, Ltd.	98,898	3,007,990
Coles Group, Ltd.	120,867	1,478,605
Fortescue Metals Group, Ltd.	98,099	1,412,631
Glencore PLC	113,792	678,009
GPT Group REIT	128,800	408,213
Growthpoint Properties Australia, Ltd. REIT	68,910	148,846
Helia Group, Ltd.	222,016	515,411
Incitec Pivot, Ltd.	198,704	459,955
JB Hi-Fi, Ltd. (a)	6,556	184,579
McMillan Shakespeare, Ltd. (a)	42,729	412,021
NRW Holdings, Ltd.	250,445	426,367
Premier Investments, Ltd.	1,705	31,367
Rio Tinto PLC	16,476	1,132,013
Rio Tinto, Ltd.	1,177	92,451
Scentre Group REIT	772,651	1,549,352
Sonic Healthcare, Ltd.	60,967	1,321,405
South32, Ltd.	60,635	177,078
Stockland REIT	135,269	349,526
Vicinity, Ltd. REIT	1,140,297	1,565,304
		16,221,701
AUSTRIA — 1.1%
Voestalpine AG	45,962	1,702,462
CHINA — 0.1%
E-Commodities Holdings, Ltd.	250,000	43,634
Health & Happiness H&H International Holdings, Ltd.	86,000	144,842
Kerry Logistics Network, Ltd.	23,500	38,800
		227,276
DENMARK — 1.7%
D/S Norden A/S	8,469	597,411
Novo Nordisk A/S Class B	5,989	847,833
Pandora A/S	3,185	302,068
Solar A/S Class B	1,952	170,040
Sydbank A/S	16,153	823,138
		2,740,490
FINLAND — 1.9%
Citycon Oyj (a)(b)	8,742	64,355
Kemira Oyj	14,995	287,546
Nokia Oyj	110,676	512,673
Nordea Bank Abp	165,970	2,103,005
		2,967,579
FRANCE — 9.1%
BNP Paribas SA	790	55,274
Carmila SA REIT (b)	33,958	507,872
Cie de Saint-Gobain	30,320	1,806,472
Cie des Alpes (b)	7,574	113,276
Coface SA	51,999	767,791
Eiffage SA	14,984	1,648,251
Security Description	Shares	Value
Engie SA	114,897	$ 1,681,441
Ipsen SA	13,810	1,578,999
LVMH Moet Hennessy Louis Vuitton SE	1,013	845,374
Publicis Groupe SA	21,968	1,748,242
Renault SA (b)	12,336	554,139
Rexel SA (b)	23,070	574,647
Societe BIC SA	6,729	435,576
Societe Generale SA	63,077	1,822,695
TotalEnergies SE	2,147	133,005
		14,273,054
GEORGIA — 0.5%
TBC Bank Group PLC	26,280	783,950
GERMANY — 7.9%
Bayer AG	34,347	2,044,949
Bayerische Motoren Werke AG	18,130	1,874,463
Bayerische Motoren Werke AG Preference Shares	607	57,622
Bilfinger SE	8,624	343,337
Deutsche Bank AG	145,209	1,812,333
Deutsche Telekom AG	106,785	2,398,418
Elmos Semiconductor SE	9,779	795,395
GFT Technologies SE	10,976	465,533
Infineon Technologies AG	21,642	767,183
Mercedes-Benz Group AG	8,462	650,236
Merck KGaA	2,073	393,245
Northern Data AG (b)	2,790	30,011
RWE AG	1,794	76,356
TeamViewer AG (b)(c)	10,149	163,971
Telefonica Deutschland Holding AG	185,105	562,100
		12,435,152
HONG KONG — 0.6%
Luk Fook Holdings International, Ltd.	96,000	306,368
PAX Global Technology, Ltd.	670,000	585,548
United Laboratories International Holdings, Ltd.	78,000	46,704
		938,620
INDONESIA — 0.4%
Bumitama Agri, Ltd.	392,500	187,743
First Pacific Co., Ltd.	1,544,000	517,329
		705,072
ISRAEL — 1.6%
Bank Leumi Le-Israel BM	140,485	1,093,225
Bezeq The Israeli Telecommunication Corp., Ltd.	808,273	1,119,025
Delek Automotive Systems, Ltd.	17,547	177,228
Wix.com, Ltd. (b)	739	66,901
		2,456,379
ITALY — 2.1%
FinecoBank Banca Fineco SpA	15,315	264,848
Intesa Sanpaolo SpA ADR	116,435	315,457

See accompanying notes to financial statements.
2

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

Security Description	Shares	Value
OVS SpA (c)	223,589	$ 608,725
UniCredit SpA	77,496	1,585,907
Unipol Gruppo SpA	101,129	535,035
		3,309,972
JAPAN — 22.2%
Astellas Pharma, Inc.	118,500	1,670,166
Canon Marketing Japan, Inc.	11,100	245,389
Citizen Watch Co., Ltd. (a)	9,800	59,381
Doshisha Co., Ltd.	6,500	87,411
Electric Power Development Co., Ltd.	2,900	46,305
Ferrotec Holdings Corp.	11,800	280,364
Fujikura, Ltd.	87,200	618,671
G-Tekt Corp.	4,700	49,121
Hitachi, Ltd.	12,400	627,491
Idec Corp.	27,100	649,859
ITOCHU Corp. (a)	49,900	1,491,264
Jaccs Co., Ltd.	4,900	159,609
Japan Post Holdings Co., Ltd.	202,500	1,799,603
Japan Post Insurance Co., Ltd.	91,800	1,592,535
Japan Tobacco, Inc.	90,900	1,848,978
Kawasaki Kisen Kaisha, Ltd. (a)	30,400	728,993
KDDI Corp.	50,200	1,469,628
KYB Corp.	4,300	118,747
Marubeni Corp.	133,000	1,699,681
Mazda Motor Corp.	15,100	136,078
Mitsubishi Corp.	27,300	928,146
Mitsui & Co., Ltd.	66,300	1,862,078
Mitsui OSK Lines, Ltd. (a)	28,100	734,721
Mitsui-Soko Holdings Co., Ltd.	5,800	168,051
Nippon Telegraph & Telephone Corp.	66,100	1,916,174
Nomura Holdings, Inc.	53,300	219,730
Nomura Real Estate Holdings, Inc.	21,600	481,481
Okamura Corp.	7,700	77,591
Ono Pharmaceutical Co., Ltd.	33,500	684,000
Osaka Soda Co., Ltd. (a)	4,900	154,930
Renesas Electronics Corp. (b)	159,600	2,067,749
Rohm Co., Ltd.	700	53,880
Sankyo Co., Ltd.	11,400	464,691
Sankyu, Inc.	7,000	257,574
Seiko Epson Corp. (a)	44,800	617,602
Sekisui House, Ltd.	2,800	53,047
Sojitz Corp.	40,400	775,628
Star Micronics Co., Ltd.	14,400	182,756
Sumitomo Corp.	96,900	1,653,253
Sumitomo Forestry Co., Ltd.	31,800	610,285
Takeda Pharmaceutical Co., Ltd.	64,200	1,986,048
TDK Corp.	33,000	1,105,211
Tokyo Gas Co., Ltd.	42,300	816,455
Topcon Corp.	15,800	207,835
Toyo Seikan Group Holdings, Ltd.	3,700	48,127
TS Tech Co., Ltd.	14,300	181,382
WingArc1st, Inc. (a)	6,800	88,150
Security Description	Shares	Value
Yamaha Motor Co., Ltd.	40,500	$ 1,036,631
		34,812,480
NETHERLANDS — 5.6%
ASML Holding NV	1,812	1,119,266
ASR Nederland NV	14,424	656,934
Eurocommercial Properties NV REIT	1,234	30,516
ING Groep NV	37,338	523,906
Koninklijke Ahold Delhaize NV	37,161	1,179,745
Randstad NV	23,059	1,417,030
Shell PLC	126,942	3,857,767
		8,785,164
NORWAY — 1.0%
Elkem ASA (b)(c)	202,320	761,759
Grieg Seafood ASA	20,697	149,476
Hoegh Autoliners ASA	42,632	279,566
Norsk Hydro ASA	44,519	324,350
Stolt-Nielsen, Ltd.	3,370	104,168
		1,619,319
SINGAPORE — 1.6%
BW LPG, Ltd. (c)	6,376	55,810
Sembcorp Industries, Ltd.	198,900	535,435
STMicroelectronics NV	38,818	1,865,050
		2,456,295
SPAIN — 2.6%
Banco Bilbao Vizcaya Argentaria SA	278,025	2,168,156
Banco Santander SA	101,338	398,997
Cia de Distribucion Integral Logista Holdings SA	26,544	641,246
CIE Automotive SA	14,482	423,991
Industria de Diseno Textil SA	10,618	326,700
Prosegur Cia de Seguridad SA	40,935	84,689
		4,043,779
SWEDEN — 3.3%
Betsson AB Class B (b)	30,723	275,856
Bilia AB Class A	8,275	110,434
Boliden AB	34,332	1,410,767
Evolution AB (c)	3,695	447,085
Inwido AB	61,940	686,973
Loomis AB	23,255	751,767
New Wave Group AB Class B	32,863	577,645
SSAB AB Class A	113,228	824,656
Swedish Orphan Biovitrum AB (b)	3,302	76,052
		5,161,235
SWITZERLAND — 5.6%
Aryzta AG (b)	553,683	765,404
Baloise Holding AG	4,187	695,722
Cie Financiere Richemont SA Class A	501	75,401
Galenica AG (c)	9,684	749,036
Mobilezone Holding AG	41,023	756,128

See accompanying notes to financial statements.
3

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

Security Description	Shares	Value
Novartis AG	40,251	$ 3,388,118
TX Group AG	217	32,025
UBS Group AG	106,545	2,313,368
		8,775,202
UNITED KINGDOM — 13.5%
3i Group PLC	88,862	1,739,062
AstraZeneca PLC	7,399	968,308
Balfour Beatty PLC	133,438	585,525
Barclays PLC	51,320	107,806
BP PLC	430,310	2,849,379
British American Tobacco PLC	59,264	2,240,866
Burberry Group PLC	57,976	1,719,700
CK Hutchison Holdings, Ltd.	122,000	727,393
Coca-Cola Europacific Partners PLC	30,852	1,696,860
Inchcape PLC	64,281	703,616
J Sainsbury PLC	324,077	1,045,486
Legal & General Group PLC	519,835	1,600,100
Lloyds Banking Group PLC	1,288,315	815,425
Man Group PLC	217,981	696,399
NatWest Group PLC	483,151	1,698,725
OSB Group PLC	106,990	716,819
Redde Northgate PLC	109,697	532,414
Tesco PLC	270,647	830,147
		21,274,030
UNITED STATES — 6.4%
GSK PLC	48,725	835,410
Holcim AG (b)	29,699	1,833,307
Inmode, Ltd. (b)	15,885	560,899
Nestle SA	14,770	1,663,536
Roche Holding AG	2,392	690,286
Sanofi	25,838	2,429,261
Stellantis NV (a)	115,042	2,014,289
		10,026,988
TOTAL COMMON STOCKS (Cost $147,243,215)		155,716,199

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (d)(e)	39,847	$ 39,847
State Street Navigator Securities Lending Portfolio II (f)(g)	4,240,492	4,240,492
TOTAL SHORT-TERM INVESTMENTS (Cost $4,280,339)		4,280,339
TOTAL INVESTMENTS — 101.8% (Cost $151,523,554)		159,996,538
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(2,874,390)
NET ASSETS — 100.0%		$ 157,122,148
(a)	All or a portion of the shares of the security are on loan at February 28, 2023.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of February 28, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at February 28, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended February 28, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
4

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

At February 28, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	12	03/17/2023	$1,273,100	$1,227,934	$(45,166)

During the period ended February 28, 2023, the average notional value related to futures contracts was $1,512,486.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$155,716,199	$—	$—	$155,716,199
Short-Term Investments	4,280,339	—	—	4,280,339
TOTAL INVESTMENTS	$159,996,538	$—	$—	$159,996,538
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(45,166)	—	—	(45,166)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (45,166)	$—	$—	$ (45,166)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of February 28, 2023

% of Net Assets
Pharmaceuticals	11.2%
Banks	9.3
Metals & Mining	6.8
Trading Companies & Distributors	5.9
Insurance	4.9
Semiconductors & Semiconductor Equipment	4.4
Oil, Gas & Consumable Fuels	4.4
Capital Markets	4.3
Automobiles	4.0
Diversified Telecommunication Services	3.8
Equity Real Estate Investment Trusts (REITs)	2.9
Food & Staples Retailing	2.9
Textiles, Apparel & Luxury Goods	2.6
Tobacco	2.6
Food Products	2.2
Construction & Engineering	1.7
Building Products	1.6
Marine	1.6
Multi-Utilities	1.4
Electronic Equipment, Instruments & Components	1.4
Health Care Providers & Services	1.3
Specialty Retail	1.2
Construction Materials	1.2
Professional Services	1.2
Media	1.1
Beverages	1.1
Commercial Services & Supplies	1.1
Chemicals	1.1
Wireless Telecommunication Services	0.9
See accompanying notes to financial statements.
5

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

% of Net Assets
Road & Rail	0.9%
Industrial Conglomerates	0.9
Electrical Equipment	0.8
Thrifts & Mortgage Finance	0.8
Air Freight & Logistics	0.7
Hotels, Restaurants & Leisure	0.5
Gas Utilities	0.5
Distributors	0.5
Auto Components	0.5
Household Durables	0.4
Technology Hardware, Storage & Peripherals	0.4
Health Care Equipment & Supplies	0.4
Real Estate Management & Development	0.3
IT Services	0.3
Communications Equipment	0.3
Leisure Equipment & Products	0.3
Software	0.2
Machinery	0.1
Consumer Finance	0.1
Independent Power and Renewable Electricity Producers	0.1
Biotechnology	0.0*
Containers & Packaging	0.0*
Aerospace & Defense	0.0*
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 8/31/22	Value at 8/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/23	Value at 2/28/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	$ 100	$28,762,762	$28,723,015	$—	$—	39,847	$ 39,847	$25,714
State Street Navigator Securities Lending Portfolio II	1,198,958	1,198,958	29,231,017	26,189,483	—	—	4,240,492	4,240,492	15,387
Total		$1,199,058	$57,993,779	$54,912,498	$—	$—		$4,280,339	$41,101
See accompanying notes to financial statements.
6

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities
February 28, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$155,716,199
Investments in affiliated issuers, at value	4,280,339
Total Investments	159,996,538
Foreign currency, at value	475,082
Net cash at broker	79,144
Receivable for fund shares sold	96,609
Dividends receivable — unaffiliated issuers	361,641
Dividends receivable — affiliated issuers	6,910
Securities lending income receivable — unaffiliated issuers	299
Securities lending income receivable — affiliated issuers	913
Receivable from Adviser	51,075
Net receivable for foreign taxes recoverable	618,876
Prepaid expenses and other assets	596
TOTAL ASSETS	161,687,683
LIABILITIES
Payable upon return of securities loaned	4,240,492
Payable for fund shares repurchased	47,062
Payable to broker – variation margin on open futures contracts	45,140
Deferred foreign taxes payable	350
Advisory fee payable	90,779
Custodian fees payable	10,245
Administration fees payable	5,215
Shareholder servicing fee payable	1,290
Distribution fees payable	16,039
Trustees’ fees and expenses payable	1,044
Transfer agent fees payable	40,874
Registration and filing fees payable	7,713
Professional fees payable	28,825
Printing and postage fees payable	24,250
Accrued expenses and other liabilities	6,217
TOTAL LIABILITIES	4,565,535
NET ASSETS	$157,122,148
NET ASSETS CONSIST OF:
Paid-in Capital	$172,865,883
Total distributable earnings (loss)	(15,743,735)
NET ASSETS	$157,122,148
Class A
Net Assets	$ 121,353
Shares Outstanding	11,991
Net asset value, offering and redemption price per share	$ 10.12
Maximum sales charge	5.25%
Maximum offering price per share	$ 10.68
Class I
Net Assets	$ 2,736,445
Shares Outstanding	273,464
Net asset value, offering and redemption price per share	$ 10.01
Class K
Net Assets	$ 63,140,641
Shares Outstanding	6,309,527
Net asset value, offering and redemption price per share	$ 10.01
Class N
Net Assets	$ 91,123,709
Shares Outstanding	9,081,511
Net asset value, offering and redemption price per share	$ 10.03
See accompanying notes to financial statements.
7

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Assets and Liabilities  (continued)
February 28, 2023 (Unaudited)

COST OF INVESTMENTS:
Investments in unaffiliated issuers	$147,243,215
Investments in affiliated issuers	4,280,339
Total cost of investments	$151,523,554
Foreign currency, at cost	$ 482,875
* Includes investments in securities on loan, at value	$ 5,489,023
See accompanying notes to financial statements.
8

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statement of Operations
For the Six Months Ended February 28, 2023 (Unaudited)

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 2,163,025
Dividend income — affiliated issuers	25,714
Unaffiliated securities lending income	4,449
Affiliated securities lending income	15,387
Foreign taxes withheld	(144,518)
TOTAL INVESTMENT INCOME (LOSS)	2,064,057
EXPENSES
Advisory fee	554,945
Administration fees	36,996
Shareholder servicing fees
Class N	9,851
Distribution fees
Class A	3,008
Class N	96,372
Custodian fees	40,303
Trustees’ fees and expenses	11,699
Transfer agent fees	34,135
Class A	4,300
Class I	1,726
Registration and filing fees	36,234
Professional fees and expenses	18,807
Printing and postage fees	7,415
Insurance expense	885
Taxes and fees	1,607
Miscellaneous expenses	10,071
TOTAL EXPENSES	868,354
Expenses waived/reimbursed by the Adviser	(196,632)
NET EXPENSES	671,722
NET INVESTMENT INCOME (LOSS)	$ 1,392,335
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,325,597)
Foreign currency transactions	73,711
Futures contracts	(24,316)
Net realized gain (loss)	(7,276,202)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	22,672,638
Foreign currency translations	30,177
Futures contracts	(24,219)
Net change in unrealized appreciation/depreciation	22,678,596
NET REALIZED AND UNREALIZED GAIN (LOSS)	15,402,394
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$16,794,729
See accompanying notes to financial statements.
9

STATE STREET INTERNATIONAL STOCK SELECTION FUND
Statements of Changes in Net Assets

	Six Months Ended 2/28/23 (Unaudited)	Year Ended 8/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,392,335	$ 5,798,937
Net realized gain (loss)	(7,276,202)	(4,791,117)
Net change in unrealized appreciation/depreciation	22,678,596	(37,869,954)
Net increase (decrease) in net assets resulting from operations	16,794,729	(36,862,134)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,873)	(187,690)
Class I	(95,376)	(140,625)
Class K	(2,093,536)	(3,772,129)
Class N	(2,927,749)	(4,922,997)
Total distributions to shareholders	(5,118,534)	(9,023,441)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from shares sold	200,036	352,002
Reinvestment of distributions	1,873	187,689
Cost of shares redeemed	(4,045,764)	(361,993)
Net increase (decrease) from capital share transactions	(3,843,855)	177,698
Class I
Proceeds from shares sold	246,051	419,672
Reinvestment of distributions	93,436	135,836
Cost of shares redeemed	(442,946)	(607,779)
Net increase (decrease) from capital share transactions	(103,459)	(52,271)
Class K
Proceeds from shares sold	10,988,266	40,971,886
Reinvestment of distributions	2,093,536	3,772,129
Cost of shares redeemed	(20,047,364)	(37,489,034)
Net increase (decrease) from capital share transactions	(6,965,562)	7,254,981
Class N
Proceeds from shares sold	1,277,616	4,197,758
Reinvestment of distributions	2,898,184	4,877,616
Cost of shares redeemed	(7,446,540)	(13,224,128)
Net increase (decrease) from capital share transactions	(3,270,740)	(4,148,754)
Net increase (decrease) in net assets from beneficial interest transactions	(14,183,616)	3,231,654
Net increase (decrease) in net assets during the period	(2,507,421)	(42,653,921)
Net assets at beginning of period	159,629,569	202,283,490
NET ASSETS AT END OF PERIOD	$157,122,148	$159,629,569
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	22,258	33,934
Reinvestment of distributions	195	16,773
Shares redeemed	(419,349)	(33,927)
Net increase (decrease) from capital share transactions	(396,896)	16,780
Class I
Shares sold	26,916	40,278
Reinvestment of distributions	9,961	12,085
Shares redeemed	(47,311)	(55,046)
Net increase (decrease) from capital share transactions	(10,434)	(2,683)
Class K
Shares sold	1,136,647	4,032,448
Reinvestment of distributions	223,430	335,897
Shares redeemed	(2,325,008)	(3,526,185)
Net increase (decrease) from capital share transactions	(964,931)	842,160
Class N
Shares sold	132,724	392,672
Reinvestment of distributions	308,317	433,181
Shares redeemed	(784,685)	(1,236,698)
Net increase (decrease) from capital share transactions	(343,644)	(410,845)
See accompanying notes to financial statements.
10

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A
	Six Months Ended 2/28/23 (Unaudited)	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18
Net asset value, beginning of period	$ 9.11	$ 11.84	$ 9.46	$ 9.59	$10.96	$ 11.76
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.08	0.32	0.25	0.19	0.22	0.26
Net realized and unrealized gain (loss)	0.96	(2.57)	2.31	(0.00)(c)	(1.07)	(0.63)
Total from investment operations	1.04	(2.25)	2.56	0.19	(0.85)	(0.37)
Distributions to shareholders from:
Net investment income	(0.03)	(0.48)	(0.18)	(0.32)	(0.52)	(0.43)
Net asset value, end of period	$10.12	$ 9.11	$ 11.84	$ 9.46	$ 9.59	$10.96
Total return (d)	11.48%	(19.76)%	27.33%	1.75%	(7.46)%	(3.35)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 121	$ 3,725	$4,642	$4,141	$4,148	$6,933
Ratios to Average Net Assets:
Total expenses (b)	1.61%(e)	1.44%	1.55%	1.48%	1.49%	1.49%
Net expenses (b)	1.36%(e)	1.20%	1.29%	1.20%	1.22%	1.25%
Net investment income (loss) (b)	1.83%(e)	3.05%	2.30%	2.03%	2.19%	2.28%
Portfolio turnover rate	52%(f)	120%	111%	104%	125%	72%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
11

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 2/28/23 (Unaudited)	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18
Net asset value, beginning of period	$ 9.17	$ 11.93	$ 9.51	$ 9.65	$ 11.05	$ 11.81
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.08	0.37	0.31	0.22	0.34	0.44
Net realized and unrealized gain (loss)	1.11	(2.59)	2.32	0.00(c)	(1.17)	(0.74)
Total from investment operations	1.19	(2.22)	2.63	0.22	(0.83)	(0.30)
Distributions to shareholders from:
Net investment income	(0.35)	(0.54)	(0.21)	(0.36)	(0.57)	(0.46)
Net asset value, end of period	$10.01	$ 9.17	$ 11.93	$ 9.51	$ 9.65	$ 11.05
Total return (d)	13.18%	(19.47)%	27.94%	2.02%	(7.03)%	(2.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,736	$ 2,604	$3,419	$2,557	$4,610	$2,551
Ratios to Average Net Assets:
Total expenses (b)	1.14%(e)	1.04%	1.11%	1.15%	1.12%	1.00%
Net expenses (b)	0.88%(e)	0.81%	0.85%	0.87%	0.84%	0.76%
Net investment income (loss) (b)	1.82%(e)	3.46%	2.88%	2.33%	3.38%	3.84%
Portfolio turnover rate	52%(f)	120%	111%	104%	125%	72%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 2/28/23 (Unaudited)	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18
Net asset value, beginning of period	$ 9.17	$ 11.93	$ 9.52	$ 9.65	$ 11.04	$ 11.82
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.10	0.35	0.32	0.24	0.31	0.32
Net realized and unrealized gain (loss)	1.09	(2.57)	2.31	(0.00)(c)	(1.12)	(0.64)
Total from investment operations	1.19	(2.22)	2.63	0.24	(0.81)	(0.32)
Distributions to shareholders from:
Net investment income	(0.35)	(0.54)	(0.22)	(0.37)	(0.58)	(0.46)
Net asset value, end of period	$ 10.01	$ 9.17	$ 11.93	$ 9.52	$ 9.65	$ 11.04
Total return (d)	13.26%	(19.42)%	27.97%	2.21%	(6.98)%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$63,141	$66,731	$76,748	$60,185	$53,350	$67,632
Ratios to Average Net Assets:
Total expenses (b)	1.01%(e)	0.98%	1.01%	1.03%	1.03%	0.99%
Net expenses (b)	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income (loss) (b)	2.14%(e)	3.25%	2.93%	2.52%	3.07%	2.72%
Portfolio turnover rate	52%(f)	120%	111%	104%	125%	72%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
13

STATE STREET INTERNATIONAL STOCK SELECTION FUND
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	Class N
	Six Months Ended 2/28/23 (Unaudited)	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20	Year Ended 8/31/19	Year Ended 8/31/18
Net asset value, beginning of period	$ 9.18	$ 11.94	$ 9.53	$ 9.66	$ 11.04	$ 11.81
Income (loss) from investment operations:
Net investment income (loss) (a)(b)	0.08	0.35	0.29	0.21	0.29	0.29
Net realized and unrealized gain (loss)	1.10	(2.60)	2.32	0.01	(1.12)	(0.63)
Total from investment operations	1.18	(2.25)	2.61	0.22	(0.83)	(0.34)
Distributions to shareholders from:
Net investment income	(0.33)	(0.51)	(0.20)	(0.35)	(0.55)	(0.43)
Net asset value, end of period	$ 10.03	$ 9.18	$ 11.94	$ 9.53	$ 9.66	$ 11.04
Total return (c)	13.05%	(19.61)%	27.63%	1.94%	(7.19)%	(3.06)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,124	$86,569	$117,474	$103,963	$130,895	$180,398
Ratios to Average Net Assets:
Total expenses (b)	1.25%(d)	1.23%	1.26%	1.28%	1.28%	1.23%
Net expenses (b)	1.00%(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss) (b)	1.71%(d)	3.25%	2.64%	2.20%	2.85%	2.49%
Portfolio turnover rate	52%(e)	120%	111%	104%	125%	72%
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
14

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND
Notes to Financial Statements — February 28, 2023 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2023, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee") to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street International Stock Selection Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
15

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 28, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
16

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of February 28, 2023, if any, are disclosed in the Fund's Statement of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union ("EU"), the Fund filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations.  When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by the Fund, if any, during a fiscal year reduce the amounts of foreign taxes that the Fund passes through to its shareholders for their use as foreign tax credits on their individual income tax returns. In the event that EU reclaims received by the Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed through those refunded EU taxes to its shareholders for their use as foreign tax credits on prior year individual income tax returns the Fund will enter into a closing agreement with the Internal Revenue Service (the "IRS") in order to pay the associated tax liability on behalf of the Fund's shareholders, payable by the Fund to the IRS as a compliance fee.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are
17

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund  recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2023, the Fund entered into futures contracts in order to equitize cash.
The following tables summarize the value of the Fund's derivative instruments as of February 28, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$45,140	$—	$45,140
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$(24,316)	$—	$(24,316)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street International Stock Selection Fund
Futures Contracts	$—	$—	$—	$(24,219)	$—	$(24,219)
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) manages the Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Fund in accordance with its investment objectives, policies and limitations. For its services, the Fund pays the Adviser a management fee at an annual rate of 0.75% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2023 to waive up to the full amount of its management fee and/or to reimburse the Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2023 except with the approval of the Board. During the period ended February 28, 2023, SSGA FM agreed to reimburse fees of $189,233.
18

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2023. For the period ended February 28, 2023, SSGA FM waived fees in the amount of $7,399.
The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class A shares and 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, the Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2023 are disclosed in the Fund's Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
19

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2023 were as follows:
	Purchases	Sales
State Street International Stock Selection Fund	$75,760,253	$80,289,917
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the IRS for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2022, SSGA FM has analyzed the the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of  February 28, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Stock Selection Fund	$151,894,893	$13,500,005	$5,443,526	$8,056,479
8.    Securities Lending
The  Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2023 and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
20

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of February 28, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Stock Selection Fund	$ 5,489,023	$ 4,240,492	$ 1,568,430	$ 5,808,922
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2023:
		Remaining Contractual Maturity of the Agreements as of February 28, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Stock Selection Fund	Common Stocks	$4,240,492	$—	$—	$—	$4,240,492	$4,240,492
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of February 28, 2023.
10.    Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
21

SSGA FUNDS
STATE STREET INTERNATIONAL STOCK SELECTION FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

SSGA FUNDS
State Street International Stock Selection Fund
Other Information — February 28, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2022 to February 28, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Stock Selection Fund
Class A	1.36%	$ 1,114.80	$7.13	$1,018.10	$6.81
Class I	0.88	1,131.80	4.65	1,020.40	4.41
Class K	0.75	1,132.60	3.97	1,021.10	3.76
Class N	1.00	1,130.50	5.28	1,019.80	5.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
23

SSGA FUNDS
State Street International Stock Selection Fund  (continued)
Other Information — February 28, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the  Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete Schedule of Investments  is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
24

State Street International Stock Selection Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Transfer and Dividend Paying Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGACOMBOSAR01

Semi-Annual Report
February 28, 2023
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of February 28, 2023

Description	% of Net Assets
Apple, Inc.	6.5%
Microsoft Corp.	5.5
Amazon.com, Inc.	2.5
NVIDIA Corp.	1.7
Tesla, Inc.	1.6
TOTAL	17.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of February 28, 2023

% of Net Assets
Software	8.4%
Technology Hardware, Storage & Peripherals	6.8
Semiconductors & Semiconductor Equipment	5.9
IT Services	4.3
Oil, Gas & Consumable Fuels	4.3
Interactive Media & Services	4.2
Pharmaceuticals	4.1
Banks	3.9
Health Care Providers & Services	3.2
Capital Markets	3.1
Health Care Equipment & Supplies	2.7
Internet & Direct Marketing Retail	2.6
Equity Real Estate Investment Trusts (REITs)	2.6
Insurance	2.4
Specialty Retail	2.2
Biotechnology	2.2
Hotels, Restaurants & Leisure	2.1
Automobiles	1.9
Machinery	1.9
Chemicals	1.9
Electric Utilities	1.8
Life Sciences Tools & Services	1.8
Aerospace & Defense	1.8
Beverages	1.8
Diversified Financial Services	1.6
Food & Staples Retailing	1.5
Entertainment	1.4
Household Products	1.4
Food Products	1.1
Diversified Telecommunication Services	0.9
Communications Equipment	0.9
Road & Rail	0.9
Industrial Conglomerates	0.8
Multi-Utilities	0.8
Media	0.8
Tobacco	0.7
Electronic Equipment, Instruments & Components	0.6
Air Freight & Logistics	0.6
Electrical Equipment	0.6
Consumer Finance	0.6
Textiles, Apparel & Luxury Goods	0.5
Commercial Services & Supplies	0.5
Metals & Mining	0.5
Multiline Retail	0.5
Building Products	0.5
Energy Equipment & Services	0.4
Professional Services	0.4
Household Durables	0.3
Containers & Packaging	0.3
Trading Companies & Distributors	0.3
Wireless Telecommunication Services	0.3
Airlines	0.2
Personal Products	0.2
Distributors	0.2
Construction Materials	0.1
Auto Components	0.1
Real Estate Management & Development	0.1
Water Utilities	0.1
Construction & Engineering	0.1
Independent Power & Renewable Electricity Producers	0.1
Gas Utilities	0.0*
Leisure Equipment & Products	0.0*
See accompanying notes to financial statements.
1

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Short-Term Investments	1.1%
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
COMMUNICATION SERVICES — 7.6%
Activision Blizzard, Inc.	26,444	$ 2,016,355
Alphabet, Inc. Class A (a)	222,311	20,021,329
Alphabet, Inc. Class C (a)	197,074	17,795,782
AT&T, Inc.	266,341	5,036,508
Charter Communications, Inc. Class A (a)	3,900	1,433,679
Comcast Corp. Class A	161,487	6,002,472
DISH Network Corp. Class A (a)	9,923	113,221
Electronic Arts, Inc.	9,642	1,069,684
Fox Corp. Class A (b)	11,616	406,792
Fox Corp. Class B	5,600	180,600
Interpublic Group of Cos., Inc.	14,828	526,987
Live Nation Entertainment, Inc. (a)	5,300	381,918
Lumen Technologies, Inc.	35,987	122,356
Match Group, Inc. (a)	10,687	442,656
Meta Platforms, Inc. Class A (a)	83,652	14,634,081
Netflix, Inc. (a)	16,591	5,344,459
News Corp. Class A	14,614	250,630
News Corp. Class B	3,800	65,588
Omnicom Group, Inc.	7,798	706,265
Paramount Global Class B (b)	18,831	403,360
Take-Two Interactive Software, Inc. (a)	5,994	656,643
T-Mobile US, Inc. (a)	22,207	3,157,391
Verizon Communications, Inc.	157,251	6,102,911
Walt Disney Co. (a)	68,268	6,800,176
Warner Bros Discovery, Inc. (a)	84,633	1,321,967
		94,993,810
CONSUMER DISCRETIONARY — 10.5%
Advance Auto Parts, Inc.	2,297	332,973
Amazon.com, Inc. (a)	330,629	31,155,171
Aptiv PLC (a)	9,611	1,117,567
AutoZone, Inc. (a)	670	1,665,982
Bath & Body Works, Inc.	8,646	353,362
Best Buy Co., Inc.	7,813	649,338
Booking Holdings, Inc. (a)	1,426	3,599,224
BorgWarner, Inc.	8,963	450,660
Caesars Entertainment, Inc. (a)	8,477	430,293
CarMax, Inc. (a)	6,092	420,592
Carnival Corp. (a)	38,949	413,638
Chipotle Mexican Grill, Inc. (a)	998	1,488,098
D.R. Horton, Inc.	11,179	1,033,834
Darden Restaurants, Inc.	4,646	664,332
Dollar General Corp.	8,374	1,811,296
Dollar Tree, Inc. (a)	8,045	1,168,778
Security Description	Shares	Value
Domino's Pizza, Inc.	1,319	$ 387,799
eBay, Inc.	20,818	955,546
Etsy, Inc. (a)	4,805	583,375
Expedia Group, Inc. (a)	5,775	629,302
Ford Motor Co.	146,531	1,768,629
Garmin, Ltd.	5,899	578,869
General Motors Co.	51,741	2,004,446
Genuine Parts Co.	5,420	958,581
Hasbro, Inc.	5,132	282,311
Hilton Worldwide Holdings, Inc.	10,243	1,480,216
Home Depot, Inc.	38,016	11,273,265
Las Vegas Sands Corp. (a)	12,700	729,869
Lennar Corp. Class A	9,780	946,117
LKQ Corp.	9,900	567,171
Lowe's Cos., Inc.	22,903	4,712,292
Marriott International, Inc. Class A	9,706	1,642,643
McDonald's Corp.	27,429	7,238,787
MGM Resorts International	12,500	537,625
Mohawk Industries, Inc. (a)	1,969	202,512
Newell Brands, Inc.	14,879	218,572
NIKE, Inc. Class B	47,126	5,598,098
Norwegian Cruise Line Holdings, Ltd. (a)	16,300	241,566
NVR, Inc. (a)	110	569,098
O'Reilly Automotive, Inc. (a)	2,320	1,925,832
Pool Corp.	1,465	522,800
PulteGroup, Inc.	8,752	478,472
Ralph Lauren Corp.	1,696	200,450
Ross Stores, Inc.	12,534	1,385,508
Royal Caribbean Cruises, Ltd. (a)	8,400	593,376
Starbucks Corp.	42,869	4,376,496
Tapestry, Inc.	9,254	402,642
Target Corp.	17,036	2,870,566
Tesla, Inc. (a)	99,884	20,547,138
TJX Cos., Inc.	43,224	3,310,958
Tractor Supply Co.	4,188	976,893
Ulta Beauty, Inc. (a)	1,949	1,011,141
VF Corp.	12,628	313,427
Whirlpool Corp.	2,155	297,347
Wynn Resorts, Ltd. (a)	4,091	443,342
Yum! Brands, Inc.	10,649	1,354,127
		131,872,342
CONSUMER STAPLES — 6.7%
Altria Group, Inc.	66,541	3,089,499
Archer-Daniels-Midland Co.	20,361	1,620,736
Brown-Forman Corp. Class B	7,127	462,328
Campbell Soup Co.	7,661	402,356
Church & Dwight Co., Inc.	9,303	779,405
Clorox Co.	4,769	741,293
Coca-Cola Co.	144,320	8,588,483
Colgate-Palmolive Co.	31,092	2,279,044
Conagra Brands, Inc.	18,379	669,179

See accompanying notes to financial statements.
3

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

Security Description	Shares	Value
Constellation Brands, Inc. Class A	6,176	$ 1,381,571
Costco Wholesale Corp.	16,382	7,931,837
Estee Lauder Cos., Inc. Class A	8,564	2,081,480
General Mills, Inc.	21,950	1,745,244
Hershey Co.	5,606	1,336,022
Hormel Foods Corp.	11,098	492,529
J.M.Smucker Co.	4,055	599,694
Kellogg Co.	9,784	645,157
Keurig Dr. Pepper, Inc.	32,489	1,122,495
Kimberly-Clark Corp.	12,447	1,556,497
Kraft Heinz Co.	30,051	1,170,186
Kroger Co.	24,942	1,075,998
Lamb Weston Holdings, Inc.	5,500	553,520
McCormick & Co., Inc.	9,622	715,107
Molson Coors Beverage Co. Class B	7,409	394,085
Mondelez International, Inc. Class A	50,810	3,311,796
Monster Beverage Corp. (a)	14,405	1,465,853
PepsiCo, Inc.	51,064	8,861,136
Philip Morris International, Inc.	57,285	5,573,830
Procter & Gamble Co.	88,025	12,108,719
Sysco Corp.	18,741	1,397,516
Tyson Foods, Inc. Class A	11,049	654,543
Walgreens Boots Alliance, Inc.	27,458	975,583
Walmart, Inc.	52,874	7,514,982
		83,297,703
ENERGY — 4.7%
APA Corp.	12,309	472,419
Baker Hughes Co.	36,498	1,116,839
Chevron Corp.	66,058	10,620,145
ConocoPhillips	46,008	4,754,927
Coterra Energy, Inc.	30,152	752,895
Devon Energy Corp.	24,186	1,304,109
Diamondback Energy, Inc.	6,700	941,886
EOG Resources, Inc.	21,761	2,459,428
EQT Corp.	14,026	465,383
Exxon Mobil Corp.	153,144	16,832,057
Halliburton Co.	33,767	1,223,378
Hess Corp.	10,416	1,403,035
Kinder Morgan, Inc.	70,980	1,210,919
Marathon Oil Corp.	24,689	620,928
Marathon Petroleum Corp.	17,412	2,152,123
Occidental Petroleum Corp.	27,060	1,584,634
ONEOK, Inc.	17,066	1,116,970
Phillips 66	17,092	1,752,956
Pioneer Natural Resources Co.	8,753	1,754,189
Schlumberger, Ltd.	52,586	2,798,101
Targa Resources Corp.	8,400	622,440
Valero Energy Corp.	14,275	1,880,446
Security Description	Shares	Value
Williams Cos., Inc.	43,772	$ 1,317,537
		59,157,744
FINANCIALS — 11.6%
Aflac, Inc.	20,333	1,385,694
Allstate Corp.	10,067	1,296,428
American Express Co.	22,212	3,864,666
American International Group, Inc.	27,662	1,690,425
Ameriprise Financial, Inc.	3,976	1,363,251
Aon PLC Class A	7,686	2,336,928
Arch Capital Group, Ltd. (a)	14,200	994,000
Arthur J Gallagher & Co.	8,015	1,501,610
Assurant, Inc.	2,104	268,029
Bank of America Corp.	258,949	8,881,951
Bank of New York Mellon Corp.	26,472	1,346,895
Berkshire Hathaway, Inc. Class B (a)	67,042	20,459,878
BlackRock, Inc.	5,616	3,871,839
Brown & Brown, Inc.	8,968	502,836
Capital One Financial Corp.	14,073	1,535,083
Cboe Global Markets, Inc.	3,900	492,063
Charles Schwab Corp.	56,225	4,381,052
Chubb, Ltd.	15,397	3,249,075
Cincinnati Financial Corp.	6,005	724,804
Citigroup, Inc.	72,048	3,652,113
Citizens Financial Group, Inc.	18,894	789,013
CME Group, Inc.	13,391	2,482,156
Comerica, Inc.	5,172	362,557
Discover Financial Services	10,377	1,162,224
Everest Re Group, Ltd.	1,458	559,828
FactSet Research Systems, Inc.	1,301	539,330
Fifth Third Bancorp	26,327	955,670
First Republic Bank	7,000	861,070
Franklin Resources, Inc.	10,551	310,938
Globe Life, Inc.	3,484	423,968
Goldman Sachs Group, Inc.	12,594	4,428,680
Hartford Financial Services Group, Inc.	11,475	898,263
Huntington Bancshares, Inc.	55,214	845,878
Intercontinental Exchange, Inc.	20,578	2,094,840
Invesco, Ltd.	17,689	312,388
JPMorgan Chase & Co.	109,069	15,635,041
KeyCorp.	35,671	652,423
Lincoln National Corp.	5,810	184,293
Loews Corp.	7,506	458,542
M&T Bank Corp.	6,443	1,000,533
MarketAxess Holdings, Inc.	1,400	478,030
Marsh & McLennan Cos., Inc.	18,411	2,985,160
MetLife, Inc.	23,887	1,713,415
Moody's Corp.	5,839	1,694,186
Morgan Stanley	49,138	4,741,817
MSCI, Inc.	2,900	1,514,235
Nasdaq, Inc.	12,975	727,378

See accompanying notes to financial statements.
4

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

Security Description	Shares	Value
Northern Trust Corp.	8,010	$ 763,113
PNC Financial Services Group, Inc.	15,047	2,376,222
Principal Financial Group, Inc.	8,726	781,501
Progressive Corp.	21,700	3,114,384
Prudential Financial, Inc.	13,906	1,390,600
Raymond James Financial, Inc.	7,500	813,450
Regions Financial Corp.	35,740	833,457
S&P Global, Inc.	12,456	4,249,987
Signature Bank	2,488	286,244
State Street Corp.	14,033	1,244,446
SVB Financial Group (a)	2,236	644,214
Synchrony Financial	16,371	584,608
T Rowe Price Group, Inc.	8,522	956,850
Travelers Cos., Inc.	8,482	1,570,188
Truist Financial Corp.	49,336	2,316,325
US Bancorp	49,951	2,384,161
W R Berkley Corp.	7,950	526,211
Wells Fargo & Co.	142,698	6,673,985
Willis Towers Watson PLC	4,128	967,438
Zions Bancorp NA	5,758	291,470
		145,379,330
HEALTH CARE — 14.1%
Abbott Laboratories	64,555	6,566,535
AbbVie, Inc.	65,634	10,101,073
Agilent Technologies, Inc.	10,709	1,520,357
Align Technology, Inc. (a)	2,772	857,934
AmerisourceBergen Corp.	6,052	941,449
Amgen, Inc.	19,905	4,611,192
Baxter International, Inc.	19,309	771,395
Becton Dickinson & Co.	10,550	2,474,502
Biogen, Inc. (a)	5,347	1,442,941
Bio-Rad Laboratories, Inc. Class A (a)	847	404,730
Bio-Techne Corp.	6,004	436,131
Boston Scientific Corp. (a)	53,298	2,490,083
Bristol-Myers Squibb Co.	79,513	5,483,216
Cardinal Health, Inc.	9,770	739,687
Catalent, Inc. (a)	6,900	470,718
Centene Corp. (a)	20,396	1,395,086
Charles River Laboratories International, Inc. (a)	1,911	419,159
Cigna Corp.	11,373	3,322,053
Cooper Cos., Inc.	1,850	604,895
CVS Health Corp.	49,069	4,099,224
Danaher Corp.	24,256	6,004,088
DaVita, Inc. (a)	2,072	170,443
DENTSPLY SIRONA, Inc.	8,566	326,108
DexCom, Inc. (a)	13,920	1,545,259
Edwards Lifesciences Corp. (a)	22,908	1,842,720
Elevance Health, Inc.	8,782	4,124,642
Eli Lilly & Co.	29,223	9,094,782
Security Description	Shares	Value
GE HealthCare Technologies, Inc. (a)	13,949	$ 1,060,124
Gilead Sciences, Inc.	46,760	3,765,583
HCA Healthcare, Inc.	7,910	1,925,690
Henry Schein, Inc. (a)	5,200	407,212
Hologic, Inc. (a)	9,570	762,155
Humana, Inc.	4,665	2,309,268
IDEXX Laboratories, Inc. (a)	3,091	1,462,785
Illumina, Inc. (a)	6,011	1,197,391
Incyte Corp. (a)	6,800	523,464
Intuitive Surgical, Inc. (a)	13,157	3,018,084
IQVIA Holdings, Inc. (a)	6,973	1,453,661
Johnson & Johnson	97,222	14,900,244
Laboratory Corp. of America Holdings	3,374	807,601
McKesson Corp.	5,282	1,847,696
Medtronic PLC	49,539	4,101,829
Merck & Co., Inc.	94,131	10,000,477
Mettler-Toledo International, Inc. (a)	790	1,132,631
Moderna, Inc. (a)	12,400	1,721,244
Molina Healthcare, Inc. (a)	2,197	604,900
Organon & Co.	10,054	246,222
PerkinElmer, Inc.	4,790	596,690
Pfizer, Inc.	208,185	8,446,065
Quest Diagnostics, Inc.	4,410	610,168
Regeneron Pharmaceuticals, Inc. (a)	4,026	3,061,451
ResMed, Inc.	5,589	1,190,457
STERIS PLC	3,854	724,668
Stryker Corp.	12,545	3,297,830
Teleflex, Inc.	1,754	417,855
Thermo Fisher Scientific, Inc.	14,590	7,904,278
UnitedHealth Group, Inc.	34,725	16,527,016
Universal Health Services, Inc. Class B	2,400	320,568
Vertex Pharmaceuticals, Inc. (a)	9,473	2,749,917
Viatris, Inc.	46,437	529,382
Waters Corp. (a)	2,267	704,788
West Pharmaceutical Services, Inc.	2,827	896,244
Zimmer Biomet Holdings, Inc.	8,027	994,304
Zoetis, Inc.	17,289	2,887,263
		177,367,607
INDUSTRIALS — 8.4%
3M Co.	20,469	2,205,330
A.O. Smith Corp.	4,900	321,587
Alaska Air Group, Inc. (a)	4,900	234,367
Allegion PLC	3,473	391,442
American Airlines Group, Inc. (a)	25,690	410,526
AMETEK, Inc.	8,776	1,242,331
Boeing Co. (a)	20,698	4,171,682
C.H. Robinson Worldwide, Inc.	4,497	449,520

See accompanying notes to financial statements.
5

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

Security Description	Shares	Value
Carrier Global Corp.	31,570	$ 1,421,597
Caterpillar, Inc.	19,396	4,646,312
Cintas Corp.	3,222	1,412,750
Copart, Inc. (a)	16,412	1,156,389
CoStar Group, Inc. (a)	14,553	1,028,315
CSX Corp.	78,233	2,385,324
Cummins, Inc.	5,374	1,306,312
Deere & Co.	10,241	4,293,437
Delta Air Lines, Inc. (a)	24,549	941,209
Dover Corp.	5,375	805,712
Eaton Corp. PLC	14,673	2,566,748
Emerson Electric Co.	21,976	1,817,635
Equifax, Inc.	4,639	939,537
Expeditors International of Washington, Inc.	5,867	613,454
Fastenal Co.	21,919	1,130,144
FedEx Corp.	8,651	1,758,056
Fortive Corp.	13,562	904,043
Generac Holdings, Inc. (a)	2,523	302,785
General Dynamics Corp.	8,190	1,866,583
General Electric Co.	40,547	3,434,736
Honeywell International, Inc.	24,864	4,760,959
Howmet Aerospace, Inc.	14,063	593,177
Huntington Ingalls Industries, Inc.	1,579	339,801
IDEX Corp.	2,884	648,842
Illinois Tool Works, Inc.	10,402	2,425,330
Ingersoll Rand, Inc.	15,539	902,350
Jacobs Solutions, Inc.	4,845	578,977
JB Hunt Transport Services, Inc.	3,183	575,455
Johnson Controls International PLC	25,531	1,601,304
L3Harris Technologies, Inc.	6,812	1,438,626
Leidos Holdings, Inc.	5,200	504,764
Lockheed Martin Corp.	8,718	4,134,599
Masco Corp.	8,915	467,413
Nordson Corp.	2,037	447,407
Norfolk Southern Corp.	8,685	1,952,562
Northrop Grumman Corp.	5,297	2,458,391
Old Dominion Freight Line, Inc.	3,300	1,119,558
Otis Worldwide Corp.	15,713	1,329,634
PACCAR, Inc.	20,019	1,445,372
Parker-Hannifin Corp.	4,875	1,715,269
Pentair PLC	6,502	363,722
Quanta Services, Inc.	5,454	880,276
Raytheon Technologies Corp.	54,936	5,388,672
Republic Services, Inc.	7,818	1,007,975
Robert Half International, Inc.	4,174	336,508
Rockwell Automation, Inc.	4,363	1,286,780
Rollins, Inc.	8,825	310,640
Snap-on, Inc.	2,006	498,852
Southwest Airlines Co.	22,727	763,173
Stanley Black & Decker, Inc.	5,650	483,696
Textron, Inc.	7,963	577,556
Security Description	Shares	Value
Trane Technologies PLC	8,560	$ 1,583,343
TransDigm Group, Inc.	1,937	1,440,876
Union Pacific Corp.	22,939	4,754,796
United Airlines Holdings, Inc. (a)	12,517	650,383
United Parcel Service, Inc. Class B	26,990	4,925,405
United Rentals, Inc.	2,467	1,155,863
Verisk Analytics, Inc.	6,005	1,027,516
W.W. Grainger, Inc.	1,712	1,144,352
Waste Management, Inc.	13,870	2,077,171
Westinghouse Air Brake Technologies Corp.	6,982	728,432
Xylem, Inc.	6,934	711,775
		105,695,415
INFORMATION TECHNOLOGY — 26.9%
Accenture PLC Class A	23,610	6,269,636
Adobe, Inc. (a)	17,412	5,640,617
Advanced Micro Devices, Inc. (a)	60,068	4,720,143
Akamai Technologies, Inc. (a)	5,984	434,438
Amphenol Corp. Class A	22,015	1,706,603
Analog Devices, Inc.	19,091	3,502,626
ANSYS, Inc. (a)	3,342	1,014,665
Apple, Inc.	557,529	82,185,350
Applied Materials, Inc.	31,974	3,713,780
Arista Networks, Inc. (a)	9,300	1,289,910
Autodesk, Inc. (a)	7,989	1,587,334
Automatic Data Processing, Inc.	15,434	3,392,702
Broadcom, Inc.	15,153	9,005,276
Broadridge Financial Solutions, Inc.	4,500	633,510
Cadence Design Systems, Inc. (a)	10,127	1,953,903
CDW Corp.	5,147	1,041,856
Ceridian HCM Holding, Inc. (a)	5,900	430,287
Cisco Systems, Inc.	153,813	7,447,626
Cognizant Technology Solutions Corp. Class A	19,327	1,210,450
Corning, Inc.	29,176	990,525
DXC Technology Co. (a)	8,991	249,410
Enphase Energy, Inc. (a)	5,155	1,085,282
EPAM Systems, Inc. (a)	2,168	666,985
F5, Inc. (a)	2,355	336,718
Fidelity National Information Services, Inc.	21,435	1,358,336
First Solar, Inc. (a)	3,800	642,732
Fiserv, Inc. (a)	23,452	2,699,091
FleetCor Technologies, Inc. (a)	2,865	615,373
Fortinet, Inc. (a)	24,473	1,454,675
Gartner, Inc. (a)	3,000	983,430
Gen Digital, Inc.	22,603	440,985
Global Payments, Inc.	10,157	1,139,615

See accompanying notes to financial statements.
6

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	49,266	$ 769,042
HP, Inc.	33,063	976,020
Intel Corp.	154,032	3,840,018
International Business Machines Corp.	33,820	4,372,926
Intuit, Inc.	10,494	4,272,947
Jack Henry & Associates, Inc.	2,780	456,587
Juniper Networks, Inc.	12,754	392,568
Keysight Technologies, Inc. (a)	6,514	1,041,979
KLA Corp.	5,206	1,975,052
Lam Research Corp.	5,115	2,485,941
Mastercard, Inc. Class A	31,528	11,201,583
Microchip Technology, Inc.	19,912	1,613,469
Micron Technology, Inc.	40,490	2,341,132
Microsoft Corp.	277,909	69,316,063
Monolithic Power Systems, Inc.	1,700	823,293
Motorola Solutions, Inc.	5,997	1,576,072
NetApp, Inc.	8,287	534,926
NVIDIA Corp.	92,683	21,517,285
NXP Semiconductors NV	9,800	1,749,104
ON Semiconductor Corp. (a)	16,527	1,279,355
Oracle Corp.	57,392	5,016,061
Paychex, Inc.	11,563	1,276,555
Paycom Software, Inc. (a)	1,822	526,667
PayPal Holdings, Inc. (a)	41,894	3,083,398
PTC, Inc. (a)	4,079	511,221
Qorvo, Inc. (a)	3,880	391,453
QUALCOMM, Inc.	41,826	5,166,766
Roper Technologies, Inc.	3,891	1,673,908
Salesforce, Inc. (a)	37,021	6,057,006
Seagate Technology Holdings PLC	7,321	472,644
ServiceNow, Inc. (a)	7,576	3,274,120
Skyworks Solutions, Inc.	6,143	685,375
SolarEdge Technologies, Inc. (a)	2,100	667,632
Synopsys, Inc. (a)	5,647	2,054,153
TE Connectivity, Ltd.	11,449	1,457,687
Teledyne Technologies, Inc. (a)	1,753	753,913
Teradyne, Inc. (b)	5,998	606,638
Texas Instruments, Inc.	33,967	5,823,642
Trimble, Inc. (a)	9,491	494,102
Tyler Technologies, Inc. (a)	1,644	528,135
VeriSign, Inc. (a)	3,490	686,937
Visa, Inc. Class A	60,820	13,376,751
Western Digital Corp. (a)	12,380	476,382
Zebra Technologies Corp. Class A (a)	1,947	584,587
		338,024,964
MATERIALS — 2.8%
Air Products & Chemicals, Inc.	8,268	2,364,483
Security Description	Shares	Value
Albemarle Corp.	4,330	$ 1,101,162
Amcor PLC	57,009	635,080
Avery Dennison Corp.	3,118	568,068
Ball Corp.	12,026	675,982
Celanese Corp.	3,941	458,063
CF Industries Holdings, Inc.	7,530	646,752
Corteva, Inc.	25,808	1,607,580
Dow, Inc.	25,391	1,452,365
DuPont de Nemours, Inc.	18,802	1,373,110
Eastman Chemical Co.	4,555	388,086
Ecolab, Inc.	9,302	1,482,460
FMC Corp.	4,780	617,337
Freeport-McMoRan, Inc.	52,832	2,164,527
International Flavors & Fragrances, Inc.	9,779	911,403
International Paper Co.	13,612	495,341
Linde PLC	18,492	6,442,058
LyondellBasell Industries NV Class A	9,722	933,215
Martin Marietta Materials, Inc.	2,366	851,452
Mosaic Co.	13,016	692,321
Newmont Corp.	29,677	1,294,214
Nucor Corp.	9,749	1,632,373
Packaging Corp. of America	3,500	478,520
PPG Industries, Inc.	8,990	1,187,219
Sealed Air Corp.	5,741	279,127
Sherwin-Williams Co.	8,724	1,931,057
Steel Dynamics, Inc.	6,400	807,104
Vulcan Materials Co.	5,090	920,832
Westrock Co.	10,053	315,664
		34,706,955
REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	5,670	849,253
American Tower Corp. REIT	17,360	3,437,454
AvalonBay Communities, Inc. REIT	5,328	919,187
Boston Properties, Inc. REIT	5,639	369,242
Camden Property Trust REIT	4,100	470,516
CBRE Group, Inc. Class A (a)	11,808	1,005,333
Crown Castle, Inc. REIT	16,019	2,094,484
Digital Realty Trust, Inc. REIT	10,962	1,142,569
Equinix, Inc. REIT	3,400	2,340,118
Equity Residential REIT	12,982	811,635
Essex Property Trust, Inc. REIT	2,475	564,448
Extra Space Storage, Inc. REIT	5,094	838,727
Federal Realty Investment Trust REIT	2,800	298,984
Healthpeak Properties, Inc. REIT	20,531	493,976
Host Hotels & Resorts, Inc. REIT	27,359	459,631
Invitation Homes, Inc. REIT	22,223	694,691
Iron Mountain, Inc. REIT	11,274	594,703

See accompanying notes to financial statements.
7

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

Security Description	Shares	Value
Kimco Realty Corp. REIT	23,650	$ 487,426
Mid-America Apartment Communities, Inc. REIT	4,464	714,686
Prologis, Inc. REIT	34,426	4,248,168
Public Storage REIT	5,746	1,717,767
Realty Income Corp. REIT	23,700	1,515,615
Regency Centers Corp. REIT	5,799	364,757
SBA Communications Corp. REIT	3,865	1,002,388
Simon Property Group, Inc. REIT	12,241	1,494,504
UDR, Inc. REIT	11,700	501,228
Ventas, Inc. REIT	15,302	744,442
VICI Properties, Inc. REIT	36,874	1,236,385
Welltower, Inc. REIT	16,981	1,258,632
Weyerhaeuser Co. REIT	28,167	880,219
		33,551,168
UTILITIES — 2.8%
AES Corp.	25,559	630,797
Alliant Energy Corp.	9,800	502,446
Ameren Corp.	9,914	819,987
American Electric Power Co., Inc.	18,643	1,640,025
American Water Works Co., Inc.	6,987	980,835
Atmos Energy Corp.	5,200	586,612
CenterPoint Energy, Inc.	24,086	670,072
CMS Energy Corp.	11,301	666,420
Consolidated Edison, Inc.	12,718	1,136,353
Constellation Energy Corp.	12,521	937,698
Dominion Energy, Inc.	30,911	1,719,270
DTE Energy Co.	7,459	818,327
Duke Energy Corp.	28,602	2,696,024
Edison International	14,579	965,276
Entergy Corp.	7,742	796,420
Evergy, Inc.	8,774	515,999
Eversource Energy	13,296	1,001,987
Exelon Corp.	37,907	1,531,064
FirstEnergy Corp.	20,760	820,850
NextEra Energy, Inc.	74,374	5,282,785
NiSource, Inc.	15,578	427,305
NRG Energy, Inc.	8,798	288,486
PG&E Corp. (a)	61,649	962,957
Security Description	Shares	Value
Pinnacle West Capital Corp.	4,469	$ 329,276
PPL Corp.	28,204	763,482
Public Service Enterprise Group, Inc.	19,121	1,155,482
Sempra Energy	11,426	1,713,443
Southern Co.	40,347	2,544,282
WEC Energy Group, Inc.	12,070	1,070,126
Xcel Energy, Inc.	19,624	1,267,122
		35,241,208
TOTAL COMMON STOCKS (Cost $281,209,317)		1,239,288,246

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.47% (c) (d)	13,253,255	13,253,255
State Street Navigator Securities Lending Portfolio II (e) (f)	976,308	976,308
TOTAL SHORT-TERM INVESTMENTS (Cost $14,229,563)		14,229,563
TOTAL INVESTMENTS — 99.9% (Cost $295,438,880)		1,253,517,809
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,595,664
NET ASSETS — 100.0%		$ 1,255,113,473
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at February 28, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended February 28, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at February 28, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended February 28, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At February 28, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	75	03/17/2023	$14,725,481	$14,907,709	$182,228

During the period ended February 28, 2023, average notional value related to futures contracts was $9,076,550.
See accompanying notes to financial statements.
8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
February 28, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 28, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,239,288,246	$—	$—	$1,239,288,246
Short-Term Investments	14,229,563	—	—	14,229,563
TOTAL INVESTMENTS	$1,253,517,809	$—	$—	$1,253,517,809
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 182,228	$—	$—	$ 182,228
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 182,228	$—	$—	$ 182,228
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,253,700,037	$—	$—	$1,253,700,037
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 8/31/22	Value at 8/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 2/28/23	Value at 2/28/23	Dividend Income
State Street Corp.	15,047	$1,028,462	$ —	$ 70,693	$42,681	$243,996	14,033	$ 1,244,446	$ 18,320
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	100	76,110,477	62,857,322	—	—	13,253,255	13,253,255	117,581
State Street Navigator Securities Lending Portfolio II	2,791,762	2,791,762	7,242,718	9,058,172	—	—	976,308	976,308	2,376
Total		$3,820,324	$83,353,195	$71,986,187	$42,681	$243,996		$15,474,009	$138,277
See accompanying notes to financial statements.
9

State Street S&P 500 Index Fund
Statement of Assets and Liabilities
February 28, 2023 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,238,043,800
Investments in affiliated issuers, at value	15,474,009
Total Investments	1,253,517,809
Net cash at broker	644,999
Receivable from broker — accumulated variation margin on futures contracts	182,644
Receivable for fund shares sold	217,446
Dividends receivable — unaffiliated issuers	2,006,342
Dividends receivable — affiliated issuers	40,140
Securities lending income receivable — unaffiliated issuers	13
Securities lending income receivable — affiliated issuers	154
Receivable from Adviser	41,426
Prepaid expenses and other assets	5,351
TOTAL ASSETS	1,256,656,324
LIABILITIES
Payable upon return of securities loaned	976,308
Payable for fund shares repurchased	177,439
Advisory fee payable	117,189
Custodian fees payable	17,330
Administration fees payable	32,081
Shareholder servicing fee payable	23,810
Distribution fees payable	36,706
Trustees’ fees and expenses payable	1,150
Transfer agent fees payable	65,256
Registration and filing fees payable	481
Professional fees payable	48,590
Printing and postage fees payable	43,688
Accrued expenses and other liabilities	2,823
TOTAL LIABILITIES	1,542,851
NET ASSETS	$ 1,255,113,473
NET ASSETS CONSIST OF:
Paid-in Capital	$ 248,818,275
Total distributable earnings (loss)	1,006,295,198
NET ASSETS	$ 1,255,113,473
NET ASSET VALUE PER SHARE
Net asset value per share	$ 208.62
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,016,275
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 280,843,810
Investments in affiliated issuers	14,595,070
Total cost of investments	$ 295,438,880
* Includes investments in securities on loan, at value	$ 948,531
See accompanying notes to financial statements.
10

State Street S&P 500 Index Fund
Statement of Operations
For the Six Months Ended February 28, 2023 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 6,840
Dividend income — unaffiliated issuers	11,113,351
Dividend income — affiliated issuers	135,901
Unaffiliated securities lending income	5,780
Affiliated securities lending income	2,376
Foreign taxes withheld	(2,700)
TOTAL INVESTMENT INCOME (LOSS)	11,261,548
EXPENSES
Advisory fee	190,907
Administration fees	318,179
Shareholder servicing fees	152,726
Distribution fees	235,452
Custodian fees	35,306
Trustees’ fees and expenses	16,717
Transfer agent fees	70,281
Registration and filing fees	33,925
Professional fees and expenses	24,902
Printing and postage fees	37,229
Insurance expense	7,937
Miscellaneous expenses	8,897
TOTAL EXPENSES	1,132,458
Expenses waived/reimbursed by the Adviser	(134,065)
NET EXPENSES	998,393
NET INVESTMENT INCOME (LOSS)	$ 10,263,155
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	99,217,358
Investments — affiliated issuers	42,681
Futures contracts	332,185
Net realized gain (loss)	99,592,224
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(99,567,699)
Investments — affiliated issuers	243,996
Futures contracts	(53,906)
Net change in unrealized appreciation/depreciation	(99,377,609)
NET REALIZED AND UNREALIZED GAIN (LOSS)	214,615
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 10,477,770
See accompanying notes to financial statements.
11

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Six Months Ended 2/28/23 (Unaudited)	Year Ended 8/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,263,155	$ 20,404,360
Net realized gain (loss)	99,592,224	97,622,756
Net change in unrealized appreciation/depreciation	(99,377,609)	(297,432,758)
Net increase (decrease) in net assets resulting from operations	10,477,770	(179,405,642)
Distributions to shareholders	(111,731,002)	(181,920,500)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	53,086,631	150,445,702
Reinvestment of distributions	110,063,813	177,563,946
Cost of shares redeemed	(177,552,371)	(305,023,751)
Net increase (decrease) in net assets from beneficial interest transactions	(14,401,927)	22,985,897
Net increase (decrease) in net assets during the period	(115,655,159)	(338,340,245)
Net assets at beginning of period	1,370,768,632	1,709,108,877
NET ASSETS AT END OF PERIOD	$ 1,255,113,473	$1,370,768,632
SHARES OF BENEFICIAL INTEREST:
Shares sold	247,228	580,960
Reinvestment of distributions	547,795	684,802
Shares redeemed	(835,014)	(1,167,653)
Net increase (decrease)	(39,991)	98,109
See accompanying notes to financial statements.
12

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Six Months Ended 2/28/23 (Unaudited)	Year Ended 8/31/22	Year Ended 8/31/21	Year Ended 8/31/20(a)	Year Ended 8/31/19(a)(b)	Year Ended 8/31/18(a)(b)
Net asset value, beginning of period	$ 226.34	$ 286.85	$ 253.59	$ 222.06	$ 244.74	$ 215.94
Income (loss) from investment operations:
Net investment income (loss) (c)	1.73	3.36	3.43	4.55	4.38(d)(e)	3.96(d)(e)
Net realized and unrealized gain (loss)	0.13	(32.17)	66.60	42.08	(2.52)	36.72
Total from investment operations	1.86	(28.81)	70.03	46.63	1.86	40.68
Distributions to shareholders from:
Net investment income	(1.79)	(4.54)	(2.88)	(4.20)	(4.26)	(4.68)
Net realized gains	(17.79)	(27.16)	(33.89)	(10.90)	(20.28)	(7.20)
Total distributions	(19.58)	(31.70)	(36.77)	(15.10)	(24.54)	(11.88)
Net asset value, end of period	$ 208.62	$ 226.34	$ 286.85	$ 253.59	$ 222.06	$ 244.74
Total return (f)	1.19%	(11.36)%	31.01%	22.14%	2.71%	19.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,255,113	$1,370,769	$1,709,109	$1,609,456	$1,527,785	$1,606,947
Ratios to average net assets:
Total expenses	0.17%(g)	0.17%	0.18%	0.19%	0.20%	0.20%
Net expenses	0.16%(d)(e)(g)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)	0.16%(d)(e)
Net investment income (loss)	1.61%(d)(e)(g)	1.31%(d)(e)	1.33%(d)(e)	2.02%(d)(e)	2.00%(d)(e)	1.74%(d)(e)
Portfolio turnover rate	1%(h)	2%	4%	5%	3%(i)	2%(i)
(a)	After the close of trading on April 17, 2020, State Street S&P 500 Index Fund underwent a 1-for-6 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio prior to the discontinuance of the master feeder structure.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	Annualized.
(h)	Not annualized.
(i)	Portfolio turnover is from the Fund's Portfolio prior to discontinuance of master-feeder structure.
See accompanying notes to financial statements.
13

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — February 28, 2023 (Unaudited)

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of February 28, 2023, the Trust consists of two (2) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee" ) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street S&P 500 Index Fund	Class N	December 30, 1992	Diversified
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
14

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of February 28, 2023 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion of the capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
15

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

3.    Derivative Financial Instruments
Futures Contracts
The Fund may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended February 28, 2023 the following Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of February 28, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$182,644	$—	$182,644
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$332,185	$—	$332,185
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index Fund
Futures Contracts	$—	$—	$—	$(53,906)	$—	$(53,906)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.03% of its average daily net assets. The fees are accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2023 to waive up to the full amount of the advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated
16

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

prior to December 31, 2023 except with the approval of the Board. During the period ended February 28, 2023, SSGA FM agreed to reimburse fees of $70,429.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board and shall continue until at least December 31, 2023. For the period ended February 28, 2023, SSGA FM waived fees in the amount of $63,636.The Adviser and the Fund each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Fund.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Fund, acts as the securities lending agent for the Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Fund retains Eighty Five percent (85%) of the net proceeds and Fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, the Fund retains Ninety percent (90%) of the net proceeds and Ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended February 28, 2023 are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
17

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended February 28, 2023 were as follows:
	Purchases	Sales
State Street S&P 500 Index Fund	$12,496,757	$143,281,490
7.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of August 31, 2022, SSGA FM has analyzed the the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of  February 28, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$325,609,023	$943,166,962	$15,075,948	$928,091,014
8.    Securities Lending
The  Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Fund will bear the risk of loss of any cash collateral that it may invest. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of February 28, 2023 and the value of the invested cash collateral are disclosed in the Fund's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Fund's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Fund's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
18

SSGA FUNDS
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — February 28, 2023 (Unaudited)

The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of February 28, 2023:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
State Street S&P 500 Index Fund	$ 948,531	$ 976,308	$ 976,308
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of February 28, 2023:
		Remaining Contractual Maturity of the Agreements as of February 28, 2023
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street S&P 500 Index Fund	Common Stocks	$976,308	$—	$—	$—	$976,308	$976,308
9.    Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6, 2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of February 28, 2023.
10.    Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Credit Risk
The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
19

SSGA FUNDS
State Street S&P 500 Index Fund
Other Information — February 28, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from September 1, 2022 to February 28, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund	0.16%	$1,011.90	$0.80	$1,024.00	$0.80
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
20

SSGA FUNDS
State Street S&P 500 Index Fund  (continued)
Other Information — February 28, 2023 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Fund's Program. The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Fund has adopted the proxy voting policies of the Adviser. A description of the Fund's proxy voting policies and procedures that are used by the Fund's Adviser to vote proxies relating to the Fund's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Fund's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Fund’s first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the Fund's website at www.ssga.com and the SEC’s website at www.sec.gov. The Fund's Schedules of Investments are available upon request, without charge, by calling 1-800-997-7327 (toll free).
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State Street S&P 500 Index Fund
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
Ellen M. Needham
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Richard D. Shirk
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Transfer and Dividend Paying Agent
SS&C GIDS, Inc.
State Street Global Advisors
P.O. Box 219737
Kansas City, MO 64121-9737
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
SSGASPSAR01

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SSGA FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	April 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	April 27, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	April 27, 2023